Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Breakdown of Plan (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	€ 707	€ 384
Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	268	166
Executives
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	436	189
Directors
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	1	29
AGA
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	308	167
AGA | Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	161	120
AGA | Executives
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	146	47
BSA
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	1	29
BSA | Directors
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	1	29
SO
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	398	188
SO | Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	107	46
SO | Executives
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Share-based compensation expense recognized in profit (loss)	€ 290	€ 142